Long-Term Debt - Estimated Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 19,192
2016	20,991
2017	43,899
2018	16,985
2019	$ 304,328